Commitment	12 Months Ended
Jun. 30, 2025
Commitment [Abstract]
Commitment
26.	Commitment

The Company has the following commitments in respect of acquisition of property, plant and equipment:

	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	USD
Approved and contracted for	8,690	561,587	133,444